Significant Accounting Policies (Detail Textuals)	3 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Aug. 31, 2020 USD ($) License	Aug. 31, 2019 USD ($) License	Nov. 30, 2019 USD ($)	Sep. 01, 2019 USD ($)	Aug. 31, 2018 USD ($)
Accounting Policies [Line Items]
Equipment, depreciation method		straight-line method
Patent, legal life		20 years
Cash	$ 525,341	$ 1,293,749	$ 1,285,147	$ 1,333,321		$ 1,727,184
Territory License Fee receivable		143,500	106,000
Bad debt expense	12,000	50,000	75,000
Sales tax receivable	98,234	87,933	161,418
Balance September 1, 2019	118,193	126,920	$ 0		$ 160,289
Balance September 1, 2019	$ 116,664	$ 125,431			$ 158,773
Intellectual Property Territory License
Accounting Policies [Line Items]
Number of licensees | License		3	3